Goodwill and Other Intangible Assets - Amortization Expense of Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 51.7	$ 53.7	$ 59.8
Estimated Future Amortization Expense Related to Intangible Assets, Fiscal Year Maturity [Abstract]
2014	51.5
2015	48.8
2016	42.2
2017	36.4
2018	35.0
Thereafter	78.7
Intangible Assets, Net Carrying Amount	$ 292.6